Notes Payable - Schedule of Notes Payable (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Oct. 28, 2019
Notes payable, gross	$ 891,904
Less: unamortized discount	(515,009)
Total	376,895
Convertible notes	244,636
Non-convertible notes	2,673
Notes Payable [Member]
Less: partial repayment		(6,500)
After partial repayments		68,500
Notes payable, gross		524,750
Less: unamortized discount		(282,144)
Total		242,606
Convertible notes		144,106
Non-convertible notes		98,500
Notes Payable 1 [Member]
Less: partial repayment		30,000
Notes payable, gross	78,750
Notes Payable 2 [Member]
Less: partial repayment		40,000
Notes payable, gross	57,877
Notes Payable 3 [Member]
Less: partial repayment		75,000
Notes Payable 4 [Member]
Less: partial repayment		75,000
Notes payable, gross	$ 66,000
Notes Payable 5 [Member]
Less: partial repayment		78,750
Total			$ 78,750
Notes Payable 6 [Member]
Less: partial repayment		78,750
Total			78,750
Notes Payable 7 [Member]
Less: partial repayment		78,750
Total			$ 78,750
Notes Payable 8 [Member]
Less: partial repayment		$ 75,000